Segment Revenues and Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segment Reporting Information [Line Items]
Total revenues	$ 130,936	$ 118,179	$ 120,854	$ 115,904	$ 129,667	$ 117,408	$ 120,229	$ 114,826	$ 485,873	$ 482,130	$ 485,651
Long-Lived Assets	114,178				116,516				114,178	116,516	116,655
United States
Segment Reporting Information [Line Items]
Total revenues									367,784	357,559	348,227
Long-Lived Assets	82,746				82,475				82,746	82,475	80,879
Walmart International
Segment Reporting Information [Line Items]
Total revenues									118,089	124,571	137,424
Long-Lived Assets	$ 31,432				$ 34,041				$ 31,432	$ 34,041	$ 35,776